Staff costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Staff costs
Wages and salaries	SFr 649,639	SFr 816,750	SFr 1,472,876	SFr 1,592,602
Social charges and insurances	100,542	118,595	219,688	217,606
Value of share-based services	550,221	260,976	1,712,670	404,394
Retirement benefit (note 14)	51,682	77,064	139,823	(51,258)
Total staff costs	SFr 1,352,084	SFr 1,273,385	SFr 3,545,057	SFr 2,163,344